Note 8 - Income Tax	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of income tax [text block]
Note 8.	Income Tax

The table below specifies the income tax expense.

	Year ended December 31,
[US$ thousands]	2020	2021	2022
Current income taxes	1,983	(4,109)	(7,434)
Currency effect on income tax expense (1) and adjustments recognized in the period for current tax of prior periods	(1,272)	852	141
Deferred taxes	1,164	3,452	(1,542)
Income tax benefit (expense)	1,876	194	(8,835)
Income tax benefit (expense) attributable to:
Profit (loss) from continuing operations	(75)	(43)	(8,835)
Profit (loss) from discontinued operations	1,950	237	-
(1)	Currency effect on income tax (expense) benefit due to corporate income tax filing in NOK for Norwegian entities with USD as functional currency.

Opera Limited, the Parent, is domiciled in the Cayman Islands, where the applicable tax rate is zero. With Opera being headquartered in Norway and with a large share of the income from the Browser and News segment being recognized by Opera Norway AS, a subsidiary domiciled in Norway, the reconciliation below between the income tax benefit (expense) and the accounting profit is based on the tax rate applicable in Norway, which was 22% in 2022 and in the comparative periods. The tax rate in Norway will remain 22% in 2023.

	Year ended December 31,
[US$ thousands]	2020	2021	2022
Profit (loss) from continuing operations before income tax expense	37,507	(43,106)	23,870
Tax benefit (expense) at nominal tax rate in Norway	(8,252)	9,483	(5,251)
Effect of different tax rates applied by subsidiaries	(21,162)	(44,059)	(30,624)
Permanent differences:
Tax effect of translation differences exempted for tax	99	358	(320)
Tax effect of financial items exempted from tax	20,143	35,961	32,511
Tax effects of losses in associates and joint ventures which are non-deductible	(2,200)	(35)	-
Withholding taxes (paid) credited	(271)	(324)	299
Net other permanent differences (not) tax deductible	9,713	(2,008)	(3,585)
Other effects:
Change in income tax losses carried forward	246	(227)	(462)
Currency effect on income tax (expense) benefit and adjustments recognized in the period for current tax of prior periods	670	852	141
Change in withholding taxes and restricted interest deduction carried forward	952	147	(1,564)
Change in tax rate	(14)	(190)	21
Income tax expense for the year	(75)	(43)	(8,835)
Effective tax rate	0.2%	(0.1)%	37.0%

Deferred tax assets and liabilities are related to the following items.

	As of December 31,
[US$ thousands]	2021	2022
Property, equipment, and intangible assets	20,948	20,466
Trade receivables	(337)	(300)
Intercompany interest costs subject to limitations	(9,710)	(8,066)
Withholding tax expected to be credited (credit method)	(166)	(216)
Tax losses carried forward	(5,818)	(5,399)
Other	(709)	(606)
Net deferred tax liability	4,209	5,878
Recognized and classified as:
Deferred tax assets	2,323	1,473
Deferred tax liabilities	6,532	7,352

The deferred tax liability for property, equipment and intangible assets is mainly related to differences between the fair values and tax bases for such assets that were recognized in 2016 when Opera Norway AS was acquired.

Opera has recognized deferred tax assets related to intercompany interest costs that are carried forward due to limitations in Norway to the annual amount that can be deducted for tax purposes. Such intercompany interest cost can be carried forward for up to ten years. Opera has also recognized deferred tax assets for tax losses carried forward. Management has determined that there is convincing evidence that future taxable profits will be available to utilize the interest charges within the time restriction period.

The following table specifies the changes in the net deferred tax liability.

	Year ended December 31,
[US$ thousands]	2021	2022
Net deferred tax liability as of January 1	7,362	4,209
Addition from business combination (Note 3)	48	-
Expense (benefit) in the Statement of Operations	(3,452)	1,542
Expense (benefit) in the Statement of Comprehensive Income	251	127
Net deferred tax liability as of December 31	4,209	5,878